Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)		Ordinary shares		Additional paid-in capital	Accumulated Deficit	Accumulated other comprehensive income	Total
Balance at Jun. 30, 2023		$ 50,000	[1]	$ 4,199,352	$ (3,979,667)	$ 318,148	$ 587,833
Balance (in Shares) at Jun. 30, 2023	[1]	50,000,000
Deemed distribution in connection with purchase of intangible assets				(2,579,924)			(2,579,924)
Foreign currency translation						23,568	23,568
Balance at Dec. 31, 2023		$ 50,000		1,619,428	(3,398,283)	341,716	(1,387,139)
Balance (in Shares) at Dec. 31, 2023		50,000,000
Net income			[1]		581,384		581,384
Balance at Jun. 30, 2024		$ 5,708	[1]		(4,898,117)	313,612	$ (4,578,797)
Balance (in Shares) at Jun. 30, 2024		57,080,546	[1]				57,080,546	[2]
Foreign currency translation						(45,994)	$ (45,994)
Balance at Dec. 31, 2024		$ 5,708			(3,018,659)	267,618	$ (2,745,333)
Balance (in Shares) at Dec. 31, 2024		57,080,546					57,080,546	[2]
Net income					$ 1,879,458		$ 1,879,458

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.
[2]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.